Reconciliation of Statutory Tax Rates And Effective Tax Rates (Detail)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Income Tax Rate Reconciliation [Line Items]
Federal income taxes at statutory rate	34.00%	34.00%
Nondeductible stock compensation	(1.40%)	(6.80%)
State income tax, net of federal benefit	(0.10%)	(0.30%)
Other		(0.10%)
Valuation allowance	(32.90%)	(28.80%)
Effective tax rate	(0.40%)	(2.00%)